ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
7.	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31, 2014	December 31, 2015
Fund payable (i)	26,622	—
Accrued payroll and welfare	1,138	2,870
Tax payable	68	29,397
Accrued IPO related expense	—	3,411
Accrued cash incentives and Yiren coins	—	5,502
Accrued advertisement expense	—	1,957
Other accrued expenses	985	1,369
Total accrued expenses and other current liabilities	28,813	44,506

(i)	The balance of fund payable mainly includes fund payable to investors or borrowers due to the settlement time lag by external payment network.